Share capital - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 11, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common shares, shares authorized		750,000,000	750,000,000
Common shares, par value		$ 0.000004	$ 0.000004	$ 20
Preference shares, shares authorized		250,000,000	250,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Common stock, shares issued	10,000	81,681,131	81,681,131	13,636,363
Common share voting description			Each common share is entitled to one vote on all matters upon which the common shares are entitled to vote, including the election of directors. Voting at any meetings of shareholders is by a poll.
Share split, description			246.5528-for-1
Share split, ratio	246.5528
Outstanding common shares pursuant to corporate reorganization	10,000	2,455,528
Number of common stock issued upon conversion		78,486,853	78,486,853
Percentage of legal reserve to net annual profit			5.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of legal reserve to share capital			10.00%
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	673,531				673,531	2,117,647	2,117,647
Common Stock, shares issued					673,531
Common Stock, par value					$ 0.01
Class A Common Stock [Member] | Avolon S.a.r.l. [Member]
Class of Stock [Line Items]
Common Stock, shares issued		673,531	673,531
Common Stock, par value		$ 0.01	$ 0.01
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	11,400,234				11,400,234	11,058,964	7,432,794
Common Stock, shares issued					11,400,234
Common Stock, par value					$ 0.01
Class B Common Stock [Member] | Avolon S.a.r.l. [Member]
Class of Stock [Line Items]
Common Stock, shares issued		1,400,234	1,400,234
Common Stock, par value		$ 0.01	$ 0.01
Class C Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	22,808				50,766	50,766	50,766
Common Stock, shares issued					50,766
Common Stock, par value					$ 0.01
Class C Common Stock [Member] | Avolon S.a.r.l. [Member]
Class of Stock [Line Items]
Common Stock, shares issued		22,808	22,808
Common Stock, par value		$ 0.01	$ 0.01